Summary of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 558	$ 578
Unused Virtual Point
Deferred Revenue Arrangement [Line Items]
Deferred revenue	467	479
Unamortized Virtual Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	87	86
Advances For Pre-Order Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 4	$ 13